CORNERSTONE TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2024 (Unaudited)

Description	No. of Shares	Value
EQUITY SECURITIES - 99.42%
CLOSED-END FUNDS - 10.00%
CONVERTIBLE SECURITY FUNDS - 0.05%
Bancroft Fund Ltd.	12,980	$217,675
Calamos Convertible Opportunities and Income Fund	12,300	143,172
Gabelli Convertible & Income Securities Fund, Inc.	2,197	8,063
		368,910
DIVERSIFIED EQUITY - 1.77%
Eaton Vance Tax-Advantaged Dividend Income Fund	122,755	3,030,821
General American Investors Company, Inc.	95,374	5,113,000
Liberty All-Star® Equity Fund	123,010	873,371
Liberty All-Star® Growth Fund, Inc.	704,762	3,953,715
Tri-Continental Corporation	29,262	966,816
		13,937,723
GLOBAL - 1.87%
abrdn Global Dynamic Dividend Fund	29,902	317,559
Eaton Vance Tax-Advantaged Global Dividend Income Fund	537,711	10,453,103
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	120,923	3,209,296
GDL Fund (The)	84,674	690,093
		14,670,051
INCOME & PREFERRED STOCK - 1.08%
Calamos Long/Short Equity & Dynamic Income Trust	33,275	522,085
Calamos Strategic Total Return Fund	458,067	7,947,462
		8,469,547
LOAN PARTICIPATION - 0.06%
BlackRock Floating Rate Income Strategies Fund, Inc.	10,600	139,920
Invesco Senior Income Trust	44,200	179,894
Nuveen Credit Strategies Income Fund	26,400	152,856
		472,670
OPTION ARBITRAGE/OPTIONS STRATEGIES - 4.44%
BlackRock Enhanced Capital & Income Fund, Inc.	198,800	3,914,372
BlackRock Enhanced Equity Dividend Trust	101,742	880,068
BlackRock Enhanced International Dividend Trust	32,897	190,803
Eaton Vance Enhanced Equity Income Fund	24,967	505,082
Eaton Vance Enhanced Equity Income Fund II	48,993	1,063,148

CORNERSTONE TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2024 (Unaudited)(Continued)

Description	No. of Shares	Value
OPTION ARBITRAGE/OPTIONS STRATEGIES - 4.44% (Continued)
Eaton Vance Risk-Managed Diversified Equity Income Fund	305,389	$2,812,633
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	225,151	3,107,084
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	3,178	27,585
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	71,032	619,399
Nuveen Dow 30SM Dynamic Overwrite Fund	355,959	5,285,991
Nuveen Nasdaq 100 Dynamic Overwrite Fund	453,984	11,404,078
Nuveen S&P 500 Buy-Write Income Fund	361,353	4,957,763
Nuveen S&P 500 Dynamic Overwrite Fund	5,379	90,260
		34,858,266
SECTOR EQUITY - 0.54%
BlackRock Innovation and Growth Term Trust	130,309	983,833
John Hancock Financial Opportunities Fund	98,000	3,249,680
		4,233,513
UTILITY - 0.19%
Allspring Utilities and High Income Fund	2,798	31,226
BlackRock Utilities, Infrastructure & Power Opportunities Trust	59,032	1,465,764
		1,496,990

TOTAL CLOSED-END FUNDS		78,507,670

COMMON STOCKS - 79.07%
COMMUNICATION SERVICES - 8.04%
Alphabet Inc. - Class C	167,200	27,954,168
AT&T Inc.	88,300	1,942,600
Comcast Corporation - Class A	53,700	2,243,049
Meta Platforms, Inc. - Class A	32,100	18,375,324
Netflix, Inc. *	8,600	6,099,722
T-Mobile US, Inc.	9,100	1,877,876
Verizon Communications Inc.	57,400	2,577,834

CORNERSTONE TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2024 (Unaudited)(Continued)

Description	No. of Shares	Value
COMMUNICATION SERVICES - 8.04% (Continued)
Walt Disney Company (The)	21,700	$2,087,323
		63,157,896
CONSUMER DISCRETIONARY - 8.64%
Amazon.com, Inc. *	126,700	23,608,011
AutoZone, Inc. *	120	378,005
Booking Holdings Inc.	1,200	5,054,544
Chipotle Mexican Grill, Inc. *	20,800	1,198,496
D.R. Horton, Inc.	4,500	858,465
eBay Inc.	7,800	507,858
Ford Motor Company	59,600	629,376
General Motors Company	21,100	946,124
Hilton Worldwide Holdings Inc.	4,900	1,129,450
Home Depot, Inc. (The)	21,000	8,509,200
Lowe's Companies, Inc.	7,000	1,895,950
Marriott International, Inc. - Class A	4,600	1,143,560
McDonald's Corporation	9,600	2,923,296
NIKE, Inc. - Class B	13,700	1,211,080
O'Reilly Automotive, Inc. *	1,000	1,151,600
Ross Stores, Inc.	5,100	767,601
Starbucks Corporation	15,400	1,501,346
Tesla, Inc. *	47,500	12,427,425
TJX Companies, Inc. (The)	17,100	2,009,934
		67,851,321
CONSUMER STAPLES - 5.74%
Altria Group, Inc.	30,400	1,551,616
Archer-Daniels-Midland Company	10,500	627,270
Coca-Cola Company (The)	76,400	5,490,104
Colgate-Palmolive Company	15,700	1,629,817
Constellation Brands, Inc. - Class A	2,800	721,532
Costco Wholesale Corporation	7,900	7,003,508
Dollar General Corporation	3,100	262,167
General Mills, Inc.	10,500	775,425
Hershey Company (The)	2,900	556,162
Keurig Dr Pepper Inc.	17,300	648,404
Kimberly-Clark Corporation	6,200	882,136
Kraft Heinz Company (The)	13,600	477,496

CORNERSTONE TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2024 (Unaudited)(Continued)

Description	No. of Shares	Value
CONSUMER STAPLES - 5.74% (Continued)
Mondelēz International, Inc. - Class A	23,900	$1,760,713
Monster Beverage Corporation *	13,100	683,427
PepsiCo, Inc.	18,900	3,213,945
Philip Morris International Inc.	26,700	3,241,380
Procter & Gamble Company (The)	47,100	8,157,720
Target Corporation	8,800	1,371,568
Walmart Inc.	74,800	6,040,100
		45,094,490
ENERGY - 2.79%
Chevron Corporation	23,900	3,519,753
ConocoPhillips	23,300	2,453,024
Devon Energy Corporation	10,900	426,408
EOG Resources, Inc.	7,500	921,975
Exxon Mobil Corporation	76,064	8,916,222
Hess Corporation	5,800	787,640
Kinder Morgan, Inc. - Class P	16,884	372,968
Marathon Petroleum Corporation	3,700	602,767
Occidental Petroleum Corporation	8,000	412,320
Phillips 66	7,200	946,440
Schlumberger Limited	19,200	805,440
Valero Energy Corporation	7,500	1,012,725
Williams Companies, Inc. (The)	16,600	757,790
		21,935,472
FINANCIALS - 10.98%
Aflac Incorporated	8,600	961,480
American Express Company	8,300	2,250,960
American International Group, Inc.	10,700	783,561
Aon plc - Class A	2,900	1,003,371
Arthur J. Gallagher & Co.	3,000	844,110
Bank of America Corporation	133,300	5,289,344
Bank of New York Mellon Corporation (The)	9,600	689,856
Berkshire Hathaway Inc. - Class B *	24,300	11,184,318
BlackRock, Inc.	2,000	1,899,020
Capital One Financial Corporation	5,100	763,623
Charles Schwab Corporation (The)	23,100	1,497,111
Chubb Limited	7,400	2,134,086

CORNERSTONE TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2024 (Unaudited)(Continued)

Description	No. of Shares	Value
FINANCIALS - 10.98% (Continued)
Citigroup Inc.	29,200	$1,827,920
CME Group Inc.	5,800	1,279,770
Fiserv, Inc. *	9,400	1,688,710
Goldman Sachs Group, Inc. (The)	5,300	2,624,083
Intercontinental Exchange, Inc.	9,300	1,493,952
JPMorgan Chase & Co.	58,500	12,335,310
Marsh & McLennan Companies, Inc.	8,000	1,784,720
Mastercard Incorporated - Class A	14,400	7,110,720
MetLife, Inc.	9,900	816,552
Moody's Corporation	2,000	949,180
Morgan Stanley	23,900	2,491,336
MSCI Inc.	1,100	641,223
PayPal Holdings, Inc. *	17,000	1,326,510
PNC Financial Services Group, Inc. (The)	6,100	1,127,585
Progressive Corporation (The)	9,900	2,512,224
S&P Global Inc.	5,000	2,583,100
Travelers Companies, Inc. (The)	6,200	1,451,544
Truist Financial Corporation	20,600	881,062
U.S. Bancorp	24,400	1,115,812
Visa, Inc. - Class A	27,600	7,588,620
Wells Fargo & Company	59,100	3,338,559
		86,269,332
HEALTH CARE - 9.19%
Abbott Laboratories	22,200	2,531,022
AbbVie Inc.	26,500	5,233,220
Amgen Inc.	7,200	2,319,912
Becton, Dickinson and Company	5,200	1,253,720
Boston Scientific Corporation *	20,336	1,704,157
Bristol-Myers Squibb Company	24,600	1,272,804
Centene Corporation *	10,200	767,856
Cigna Group (The)	4,400	1,524,336
CVS Health Corporation	14,400	905,472
Danaher Corporation	8,800	2,446,576
DexCom, Inc. *	12,900	864,816
Edwards Lifesciences Corporation *	7,300	481,727
Elevance Health, Inc.	3,200	1,664,000

CORNERSTONE TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2024 (Unaudited)(Continued)

Description	No. of Shares	Value
HEALTH CARE - 9.19% (Continued)
Eli Lilly and Company	10,500	$9,302,370
Gilead Sciences, Inc.	17,200	1,442,048
HCA Healthcare, Inc.	3,800	1,544,434
IDEXX Laboratories, Inc. *	700	353,654
Intuitive Surgical, Inc. *	5,800	2,849,366
Johnson & Johnson	39,802	6,450,312
McKesson Corporation	2,700	1,334,934
Medtronic plc	15,600	1,404,468
Merck & Co., Inc.	36,200	4,110,872
Moderna, Inc. *	1,800	120,294
Pfizer Inc.	77,300	2,237,062
Regeneron Pharmaceuticals, Inc. *	1,700	1,787,108
Stryker Corporation	4,000	1,445,040
Thermo Fisher Scientific Inc.	5,000	3,092,850
UnitedHealth Group Incorporated	15,403	9,005,826
Vertex Pharmaceuticals Incorporated *	3,300	1,534,764
Zoetis Inc.	6,000	1,172,280
		72,157,300
INDUSTRIALS - 6.85%
3M Company	10,000	1,367,000
Automatic Data Processing, Inc.	7,100	1,964,783
Boeing Company (The) *	10,200	1,550,808
Carrier Global Corporation	14,400	1,159,056
Caterpillar Inc.	10,100	3,950,312
Cintas Corporation	8,400	1,729,392
CSX Corporation	35,000	1,208,550
Cummins Inc.	2,900	938,991
Deere & Company	5,000	2,086,650
Eaton Corporation plc	7,600	2,518,944
Emerson Electric Co.	9,700	1,060,889
FedEx Corporation	3,500	957,880
GE Vernova Inc. *	5,275	1,345,020
General Dynamics Corporation	4,200	1,269,240
General Electric Company	19,200	3,620,736
Honeywell International Inc.	11,300	2,335,823
Illinois Tool Works Inc.	5,300	1,388,971

CORNERSTONE TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2024 (Unaudited)(Continued)

Description	No. of Shares	Value
INDUSTRIALS - 6.85% (Continued)
Johnson Controls International plc	14,100	$1,094,301
Lockheed Martin Corporation	4,300	2,513,608
Norfolk Southern Corporation	3,800	944,300
Northrop Grumman Corporation	2,500	1,320,175
Old Dominion Freight Line, Inc.	3,300	655,512
PACCAR Inc.	8,200	809,176
Parker-Hannifin Corporation	2,100	1,326,822
Paychex, Inc.	5,900	791,721
Republic Services, Inc.	3,600	723,024
RTX Corporation	24,100	2,919,956
Trane Technologies plc - Class A	3,900	1,516,047
TransDigm Group Incorporated	900	1,284,417
Uber Technologies, Inc. *	15,300	1,149,948
Union Pacific Corporation	10,500	2,588,040
United Parcel Service, Inc. - Class B	12,300	1,676,982
Veralto Corporation	5,233	585,363
Waste Management, Inc.	6,800	1,411,680
		53,764,117
INFORMATION TECHNOLOGY - 23.30%
Accenture plc - Class A	9,000	3,181,320
Adobe Inc. *	5,900	3,054,902
Advanced Micro Devices, Inc. *	19,000	3,117,520
Amphenol Corporation - Class A	17,200	1,120,752
Analog Devices, Inc.	7,700	1,772,309
Apple Inc.	223,200	52,005,600
Applied Materials, Inc.	12,300	2,485,215
Arista Networks, Inc. *	4,000	1,535,280
Broadcom Inc.	57,200	9,867,000
Cisco Systems, Inc.	46,400	2,469,408
International Business Machines Corporation	14,300	3,161,444
Intuit Inc.	3,700	2,297,700
KLA Corporation	1,700	1,316,497
Lam Research Corporation	2,000	1,632,160
Micron Technology, Inc.	13,000	1,348,230
Microsoft Corporation	90,900	39,114,270
NVIDIA Corporation	288,100	34,986,863

CORNERSTONE TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2024 (Unaudited)(Continued)

Description	No. of Shares	Value
INFORMATION TECHNOLOGY - 23.30% (Continued)
Oracle Corporation	27,600	$4,703,040
Palo Alto Networks, Inc. *	4,500	1,538,100
QUALCOMM Incorporated	19,300	3,281,965
Salesforce, Inc.	12,500	3,421,375
ServiceNow, Inc. *	2,600	2,325,414
Synopsys, Inc. *	2,000	1,012,780
Texas Instruments Incorporated	10,700	2,210,299
		182,959,443
MATERIALS - 0.53%
Air Products and Chemicals, Inc.	1,900	565,706
Albemarle Corporation	400	37,884
Corteva, Inc.	1,600	94,064
Ecolab Inc.	1,200	306,396
Freeport-McMoRan Inc.	2,300	114,816
Linde plc	4,100	1,955,126
Nucor Corporation	1,700	255,578
Sherwin-Williams Company (The)	2,100	801,507
		4,131,077
REAL ESTATE - 0.92%
American Tower Corporation	3,500	813,960
CBRE Group, Inc. - Class A *	4,000	497,920
Crown Castle, Inc.	1,000	118,630
Equinix, Inc.	1,400	1,242,682
Extra Space Storage Inc.	500	90,095
Prologis, Inc.	8,000	1,010,240
Public Storage	7,600	2,765,412
Realty Income Corporation	8,900	564,438
SBA Communications Corporation - Class A	400	96,280
		7,199,657
UTILITIES - 2.09%
American Electric Power Company, Inc.	9,300	954,180
American Water Works Company, Inc.	3,300	482,592
Consolidated Edison, Inc.	3,100	322,803
Constellation Energy Corporation	7,433	1,932,729
Dominion Energy, Inc.	15,000	866,850
Duke Energy Corporation	8,600	991,580

CORNERSTONE TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2024 (Unaudited)(Continued)

Description	No. of Shares	Value
UTILITIES - 2.09% (Continued)
Edison International	6,800	$592,212
Exelon Corporation	20,700	839,385
NextEra Energy, Inc.	54,200	4,581,526
PG&E Corporation	22,300	440,871
Public Service Enterprise Group Incorporated	9,000	802,890
Sempra	7,700	643,951
Southern Company (The)	18,700	1,686,366
WEC Energy Group, Inc.	6,600	634,788
Xcel Energy Inc.	9,900	646,470
		16,419,193

TOTAL COMMON STOCKS		620,939,298

EXCHANGE-TRADED FUNDS - 10.35%
Communication Services Select Sector SPDR® Fund (The)	12,300	1,111,920
Consumer Discretionary Select Sector SPDR® Fund (The)	18,000	3,606,660
Consumer Staples Select Sector SPDR® Fund (The)	94,400	7,835,200
Energy Select Sector SPDR® Fund (The)	17,900	1,571,620
Financial Select Sector SPDR® Fund (The)	37,400	1,694,968
Health Care Select Sector SPDR® Fund (The)	68,600	10,565,772
Industrial Select Sector SPDR® Fund (The)	52,000	7,042,880
iShares Core S&P 500 ETF	12,400	7,152,568
Materials Select Sector SPDR® Fund (The)	64,900	6,255,062
Real Estate Select Sector SPDR® Fund (The)	175,800	7,852,986
SPDR S&P 500® ETF Trust	11,500	6,598,240
Technology Select Sector SPDR® Fund (The)	83,100	18,760,656
Utilities Select Sector SPDR® Fund (The)	2,800	226,184
Vanguard Information Technology Index Fund	1,700	997,084
TOTAL EXCHANGE-TRADED FUNDS		81,271,800

TOTAL EQUITY SECURITIES (cost - $569,755,183)		780,718,768

CORNERSTONE TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2024 (Unaudited)(Concluded)

Description	No. of Shares	Value
SHORT-TERM INVESTMENT - 0.60%
MONEY MARKET FUND - 0.60%
Fidelity Institutional Money Market Government Portfolio - Class I, 4.83% ^ (cost - $4,741,308)	4,741,308	$4,741,308

TOTAL INVESTMENTS - 100.02% (cost - $574,496,491)		785,460,076

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.02%)		(139,219)

NET ASSETS - 100.00%		$785,320,857

*	Non-income producing security.
^	The rate shown is the 7-day effective yield as of September 30, 2024.
plc	Public Limited Company.